Other receivables (Details Narrative)	Jan. 31, 2016 BRL (R$) Numbers	May 28, 2012 BRL (R$) Numbers
Other Receivables
Receivables from the sale of subsidiaries | R$	R$ 8	R$ 50,000,000
Percentage of receivable	110.00%	110.00%
Number of installments | Number	120	240
Number of gas stations | Number	5